Annual Total Returns - Franklin FTSE Asia ex Japan ETF [BarChart]	Dec. 22, 2020
Franklin Templeton ETF Trust 5-14 | Franklin FTSE Asia ex Japan ETF | Franklin FTSE Asia ex Japan ETF
Bar Chart Table:
Annual Return 2019	17.32%